Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Alpha Fiduciary Quantitative Strategy Fund
Shareholder Report [Line Items]
Fund Name	Alpha Fiduciary Quantitative Strategy Fund
Class Name	Alpha Fiduciary Quantitative Strategy Fund
Trading Symbol	AFQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alpha Fiduciary Quantitative Strategy Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.afqsx.com/literature. You can also request this information by contacting us at 1-888-266-3996.
Additional Information Phone Number	1-888-266-3996
Additional Information Website	https://www.afqsx.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alpha Fiduciary Quantitative Strategy Fund	$189	1.70%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Alpha Fiduciary Quantitative Strategy Fund (the "Fund" or "AFQSX") is a Quantitative Trend Following fund, as such from August 1, 2025, to July 31, 2026 the following narrative discussion of key factors which affected the Fund's performance are presented:

From August 1, 2025 through March 9, 2026, the Fund's model maintained a market weight exposure with the exception of two very brief periods when the model went to 0% exposure. These exposures caused the Fund to overall perform in line with the S&P 500 from August 1, 2025 through March 9, 2026.

The Fund's model indicated a 0% exposure from March 10, 2026, thru March 19, 2026, a period in which the S&P 500 fell. The Fund's model went to a market weight exposure on March 19, 2026, and had maintained a market weight exposure until June 15, 2026, when it again went to a 0% exposure until June 25, 2026, when it went to a market weight exposure.

These brief periods when the Fund's model indicated no exposure while the S&P 500 experienced market declines have caused the Fund to outperform the S&P 500 by several percentage points in both the Fund's fiscal year from August 1, 2025 through July 31, 2026, and calendar year to date in 2026 thru its fiscal year ended July 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (12/31/2019)
Alpha Fiduciary Quantitative Strategy Fund	21.90%	1.96%	1.18%
S&P 500® Index	19.56%	12.86%	15.34%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,740,702
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 214,842
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$23,740,702
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$214,842

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	77.43%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	8.09%
Sectors (% of net assets)

(A)	Net Cash represents cash and other assets in excess of liabilities, including futures contracts.

Largest Holdings [Text Block]	Top Holdings (% of net assets)

iShares Core S&P 500 ETF	77.43%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	8.09%